Average Annual Total Returns	12 Months Ended	60 Months Ended	128 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI IMI (Net, USD, 50% Non-US Developed Hedged to USD)
Prospectus [Line Items]
Average Annual Return, Percent	21.13%	11.46%	11.82%
MSCI ACWI IMI Index (Net, USD, Unhedged)
Prospectus [Line Items]
Average Annual Return, Percent	22.06%	10.74%	11.44%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.00%	10.58%	11.58%
Performance Inception Date			Apr. 30, 2015
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.23%	8.50%	10.02%
Performance Inception Date			Apr. 30, 2015
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.20%	7.66%	9.00%
Performance Inception Date			Apr. 30, 2015